SHAREHOLDERS' EQUITY (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 14, 2022	Feb. 14, 2022	Sep. 26, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 29, 2021
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)		360,000,000	360,000,000	360,000,000
Balance at end of period (in shares)				360,000,000		360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)		183,694,196	202,672,862	183,694,196
Balance at beginning of period, outstanding (in shares)		183,694,196	202,672,862	183,694,196
Balance at end of period, issued (in shares)				202,672,862		183,694,196
Balance at end of period, outstanding (in shares)				202,672,862		183,694,196
Common Stock [Roll forward]
At-the-Market Offering, Value				$ 34,841,000	$ 23,218,000
Common Stock [Abstract]
At-the-market offering of common Stock	$ 60,000,000	$ 60,000,000
60 Million 2021, ATM Offering [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock		16,900,000				$ 22,300,000
Net amount at-the-market offering of common stock		$ 16,500,000				$ 21,700,000
Common shares issued (in shares)		10,764,990				10,222,105
At-the-market offering, gross amount utilized	39,200,000
60 Million 2021, ATM Offering [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock							$ 60,000,000
60 Million 2022, ATM Offering [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock				18,900,000
Net amount at-the-market offering of common stock				$ 18,400,000
Common shares issued (in shares)				8,213,676
60 Million 2022, ATM Offering [Member] | Subsequent Event [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock			$ 14,600,000
Net amount at-the-market offering of common stock			$ 14,300,000
Common shares issued (in shares)			6,123,582
Remaining available proceeds from offering			$ 26,400,000
Share price (in dollars per share)			$ 3.08
Remaining balance available, fully utilizing the new shares issued (in shares)			8,585,437
60 Million 2022, ATM Offering [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock	$ 60,000,000	$ 60,000,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)		360,000,000	360,000,000	360,000,000
Balance at end of period (in shares)				360,000,000		360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)		183,694,196	202,672,862	183,694,196
Balance at beginning of period, outstanding (in shares)		183,694,196	202,672,862	183,694,196
At-the-Market Offering (in shares)				18,978,666	7,018,855
Balance at end of period, issued (in shares)				202,672,862		183,694,196
Balance at end of period, outstanding (in shares)				202,672,862		183,694,196
Common Stock [Roll forward]
Balance at beginning of period		$ 1,836,000	$ 2,026,000	$ 1,836,000
At-the-Market Offering, Value				190,000	$ 70,000
Balance at end of period				$ 2,026,000		$ 1,836,000
Common Stock [Member] | 60 Million 2021, ATM Offering [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares)				10,764,990
Common Stock [Roll forward]
At-the-Market Offering, Value				$ 108,000
Common Stock [Abstract]
At-the-market offering of common Stock				$ 60,000,000
Common Stock [Member] | 60 Million 2022, ATM Offering [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares)				8,213,676
Common Stock [Roll forward]
At-the-Market Offering, Value				$ 82,000
Common Stock [Abstract]
At-the-market offering of common Stock				$ 60,000,000